Property, plant and equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Property, plant and equipment
Carrying amount at beginning of the year	R 158,773	R 155,054
Additions	6,992	1,112	R 6,545
Additions, to sustain existing operations	4,606	623
Additions, to expand operations	2,386	489
Net reclassification from/(to) other assets		39
Reduction in rehabilitation provisions capitalised (note 31)	(961)	(1,400)
Disposal of business	(24)	(53)
Projects capitalised	25,316	23,433
Reclassification (to)/from held for sale	(41)	515
Translation of foreign operations	1,639	(3,191)
Disposal and scrapping	(567)	(783)
Current year depreciation charge	(16,047)	(15,810)
Net impairment of property, plant and equipment	(7,623)	(143)
Carrying amount at ending of the year	167,457	158,773	155,054
Cost
Property, plant and equipment
Carrying amount at beginning of the year	298,758	291,650
Carrying amount at ending of the year	328,336	298,758	291,650
Accumulated depreciation and impairment
Property, plant and equipment
Carrying amount at beginning of the year	(139,985)	(136,596)
Carrying amount at ending of the year	(160,879)	(139,985)	(136,596)
Land
Property, plant and equipment
Carrying amount at beginning of the year	1,357	1,329
Additions	5
Additions, to sustain existing operations	5
Net reclassification from/(to) other assets	3
Projects capitalised	1,268
Reclassification (to)/from held for sale	15	514
Translation of foreign operations	113	(58)
Disposal and scrapping	(17)	(362)
Net impairment of property, plant and equipment		(66)
Carrying amount at ending of the year	2,744	1,357	1,329
Land | Cost
Property, plant and equipment
Carrying amount at beginning of the year	1,630	1,559
Carrying amount at ending of the year	3,036	1,630	1,559
Land | Accumulated depreciation and impairment
Property, plant and equipment
Carrying amount at beginning of the year	(273)	(230)
Carrying amount at ending of the year	(292)	(273)	(230)
Buildings and improvements
Property, plant and equipment
Carrying amount at beginning of the year	7,851	6,522
Additions	367	349
Additions, to sustain existing operations	29	26
Additions, to expand operations	338	323
Net reclassification from/(to) other assets	(171)	46
Reduction in rehabilitation provisions capitalised (note 31)	(2)	(18)
Disposal of business		(10)
Projects capitalised	928	1,631
Reclassification (to)/from held for sale	(6)	1
Translation of foreign operations	151	(172)
Disposal and scrapping	(9)	(16)
Current year depreciation charge	(572)	(500)
Net impairment of property, plant and equipment		18
Carrying amount at ending of the year	8,537	7,851	6,522
Buildings and improvements | Cost
Property, plant and equipment
Carrying amount at beginning of the year	14,231	12,846
Carrying amount at ending of the year	15,652	14,231	12,846
Buildings and improvements | Accumulated depreciation and impairment
Property, plant and equipment
Carrying amount at beginning of the year	(6,380)	(6,324)
Carrying amount at ending of the year	(7,115)	(6,380)	(6,324)
Plant, equipment and vehicles
Property, plant and equipment
Carrying amount at beginning of the year	117,699	113,274
Additions	6,327	705
Additions, to sustain existing operations	4,279	528
Additions, to expand operations	2,048	177
Net reclassification from/(to) other assets	169	(9)
Reduction in rehabilitation provisions capitalised (note 31)	(85)	(94)
Disposal of business	(24)	(43)
Projects capitalised	19,990	18,106
Reclassification (to)/from held for sale	(50)
Translation of foreign operations	1,512	(2,064)
Disposal and scrapping	(428)	(363)
Current year depreciation charge	(12,445)	(11,521)
Net impairment of property, plant and equipment	(5,329)	(292)
Carrying amount at ending of the year	127,336	117,699	113,274
Plant, equipment and vehicles | Cost
Property, plant and equipment
Carrying amount at beginning of the year	215,017	207,102
Carrying amount at ending of the year	239,262	215,017	207,102
Plant, equipment and vehicles | Accumulated depreciation and impairment
Property, plant and equipment
Carrying amount at beginning of the year	(97,318)	(93,828)
Carrying amount at ending of the year	(111,926)	(97,318)	(93,828)
Mineral assets
Property, plant and equipment
Carrying amount at beginning of the year	31,866	33,929
Additions	293	58
Additions, to sustain existing operations	293	69
Additions, to expand operations		(11)
Net reclassification from/(to) other assets	(1)	2
Reduction in rehabilitation provisions capitalised (note 31)	(874)	(1,288)
Projects capitalised	3,130	3,696
Translation of foreign operations	(137)	(897)
Disposal and scrapping	(113)	(42)
Current year depreciation charge	(3,030)	(3,789)
Net impairment of property, plant and equipment	(2,294)	197
Carrying amount at ending of the year	28,840	31,866	33,929
Mineral assets | Cost
Property, plant and equipment
Carrying amount at beginning of the year	67,880	70,143
Carrying amount at ending of the year	70,386	67,880	70,143
Mineral assets | Accumulated depreciation and impairment
Property, plant and equipment
Carrying amount at beginning of the year	(36,014)	(36,214)
Carrying amount at ending of the year	R (41,546)	R (36,014)	R (36,214)